Share-Based Payments (Details) (USD $)	12 Months Ended
Apr. 30, 2012
Summary of Company's Stock Option Activity and Related Information
Outstanding at May 1, 2011	196,925
Weighted Average-Exercise Price Outstanding at May 1, 2011	$ 41.18
Options Exercised	(72,084)
Weighted Average-Exercise Price Exercised	$ 39.46
Outstanding and exercisable at April 30, 2012	124,841
Weighted Average-Exercise Price Outstanding and exercisable at April 30, 2012	$ 42.18